Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Trade accounts receivable, gross	2,354	1,478
Allowance for doubtful accounts	(49)	(39)
Total trade accounts receivable	2,305	1,439

Disclosure of financial assets that are either past due or impaired
The following table summarises the ageing of trade accounts receivable, net of allowance for doubtful accounts, in the consolidated statement of financial position as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Not past due	2,172	1,389
Past due 1 - 30 days	88	23
Past due 31 - 60 days	18	3
Past due 61 - 90 days	9	4
Past due 91 - 120 days	3	1
Past due 121+ days	15	19
Total	2,305	1,439

Disclosure of allowance for doubtful accounts
The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2019	(18)
Provision for impairment recognised during the year	(25)
Receivables written off during the year as uncollectible	4
As at 31 December 2020	(39)
Provision for impairment recognised during the year	(13)
Receivables written off during the year as uncollectible	3
As at 31 December 2021	(49)